Statements of financial position - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Cash	$ 2,495,548	$ 2,739,135
Silver bullion	954,587,514	885,981,474
Prepaid assets	221,640	175,305
Total assets	957,304,702	888,895,914
Current liabilities [abstract]
Accounts payable	213,522	361,742
Total liabilities	213,522	361,742
Equity [abstract]
Unitholders' capital	1,593,850,376	1,575,339,953
Unit premiums and reserves	67,142	59,083
Retained earnings (deficit)	(570,219,256)	(620,500,312)
Underwriting commissions and issue expenses	(66,607,082)	(66,364,552)
Total equity (note 7)	957,091,180	888,534,172
Total liabilities and equity	$ 957,304,702	$ 888,895,914
Total equity per Unit	$ 6.40	$ 6.06